Fair Value: Fair Value Assets measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2016		Dec. 31, 2015
Assets, Fair Value Disclosure	$ 291,580		$ 150,474
Financial and Nonfinancial Liabilities, Fair Value Disclosure	246,405		122,043
Cash and Cash Equivalents
Assets, Fair Value Disclosure	14,415	[1]	16,080	[2]
US Government Agencies Debt Securities
Assets, Fair Value Disclosure	8,430		9,813
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	2,109		2,538
Debt Securities
Assets, Fair Value Disclosure	10,539		12,351
Derivative
Assets, Fair Value Disclosure	246,405		122,043
Financial and Nonfinancial Liabilities, Fair Value Disclosure	246,405		122,043
Separate Account Assets
Assets, Fair Value Disclosure	20,221
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure	14,415		16,080
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	14,415	[1]	16,080	[2]
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure	30,760		12,351
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure	8,430		9,813
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure	2,109		2,538
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure	10,539		12,351
Fair Value, Inputs, Level 2 | Separate Account Assets
Assets, Fair Value Disclosure	20,221
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure	246,405		122,043
Financial and Nonfinancial Liabilities, Fair Value Disclosure	246,405		122,043
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure	246,405		122,043
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 246,405		$ 122,043

[1]	Excludes cash of $4,317 that is not subject to fair value accounting.
[2]	Excludes cash of $1,013 that is not subject to fair value accounting.